Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DRIEHAUS MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

DRIEHAUS

MUTUAL FUNDS

25 East Erie Street
Chicago, Illinois 60611
1-877-779-0079

Driehaus Multi-Asset Growth Economies Fund *DMAGX
(the “Fund”)

SUPPLEMENT DATED JANUARY 29, 2020
TO THE SUMMARY PROSPECTUS FOR THE FUND (“SUMMARY PROSPECTUS”), PROSPECTUS FOR THE FUND (“PROSPECTUS”) AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) TO THE FUND, EACH DATED APRIL 30, 2019 (together, the “Existing Disclosure”)

On November 14, 2019, the Board of Trustees of the Fund (“the Board”) approved a change to the name of the Fund from the “Driehaus Multi-Asset Growth Economies Fund” to the “Driehaus Emerging Markets Opportunities Fund,” effective as of January 29, 2020. Accordingly, the following modifications to the Existing Disclosure shall be effective January 29, 2020.

1.	All references to name of the Fund shall be replaced in the Existing Disclosure with “Driehaus Emerging Markets Opportunities Fund.”

2.	The following information replaces the existing description of the Principal Investment Strategy on page 2 and 3 of the Summary Prospectus and on pages 19 and 20 of the Prospectus:

Principal Investment Strategy

The Fund is actively managed by the Fund’s investment adviser (“Adviser”). Under normal market conditions, the Fund invests substantially all (no less than 80%) of its net assets (plus the amount of borrowings for investment purposes) in emerging markets securities. Issuers of emerging markets securities may include: (i) issuers organized under the laws of an emerging market country or having securities which are traded principally on an exchange or over-the-counter in an emerging market country; or (ii) issuers which, regardless of where organized or where securities traded, have significant economic exposure in or with emerging market countries. The Adviser will deem an issuer to have significant economic exposure to emerging markets if the issuer has at least 50 percent of its assets in emerging markets or derives or is expected to derive (in the opinion of the Adviser) at least 50 percent of its total revenue or profit from goods purchased or sold, services performed, or sales or investments made in emerging markets. The Fund generally defines an “emerging market” as including, but not limited to, any of the countries or markets represented in the MSCI Emerging Markets Index, or any other country or market with similar emerging characteristics.

The Fund opportunistically invests across multiple asset classes and various security types including equity securities, American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”), exchange-traded funds (”ETFs”), currencies, debt securities such as corporate and sovereign/government bonds, equity-convertible securities such as warrants, rights, and options, and derivative securities such as futures contracts, forwards, options and swaps. The Fund may take both long and short positions across these asset classes.

In managing the Fund, the Adviser uses an investment approach that integrates top-down (focusing on the economy and market trends) analysis of the overall economy and bottom-up (focusing on individual stocks) analysis of individual securities. From a top-down perspective, the Adviser looks at the relative value of securities across asset classes to identify assets to include in the Fund’s portfolio. Bottom-up analysis employs a growth style of investing based on the determination that a company’s revenue and earnings growth can materially exceed market expectations. Bottom-up analysis involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The Adviser’s decision to buy or sell a security is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. The Adviser also takes environmental, social and governance (“ESG”) factors into account when evaluating investment opportunities.

The Fund is not constrained based on the country, region, market capitalization, credit quality or duration of its investments, and its assets may at times be concentrated in a particular country or region. There are no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one market or country at a given time; the Fund may invest significant assets in any single market or country. The composition and asset allocation of the Fund’s investment portfolio will vary over time. For example, during certain times, the Fund’s investment portfolio may be heavily weighted in equity securities, while during other times, the Fund’s investment portfolio may be heavily weighted in debt securities. There are no limitations on the magnitude of such weightings. The securities and instruments in which the Fund invests may also be concentrated in a particular country, asset class, segment of the economy, or issuer. The Fund may invest in issuers across all market capitalizations as well as in issuers with limited operating histories. The Fund may invest in debt securities with a range of maturities from short to long term. Debt securities may include below investment grade debt securities (“junk bonds”) which are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal.

The Fund’s investments in derivatives provide long and short exposures to equity securities, ETFs, debt securities, commodities, currencies and interest rate movements. Derivatives may provide more efficient and economical exposure to market segments than direct investments and may also be a quicker and more efficient way to alter the Fund’s exposure than buying and selling direct investments. The Fund may purchase or write options on equity securities, ETFs and other similar securities, as well as on futures and foreign currencies. The Fund may also engage in short sale transactions. In seeking to achieve its investment objective, the Fund may invest in deliverable and non-deliverable foreign currency forwards, credit default swaps, and interest rate swaps. Derivatives may be used for hedging purposes, including to hedge against interest rate, credit and currency fluctuations, as well as for speculative purposes to achieve the Fund’s investment objective.

In addition to the Fund’s currency exposure that results from its investments in equity and debt securities denominated in foreign currencies (and any related hedging), the Fund may hold foreign currency (or related derivatives) independently of any such investments, may hold a currency even if the Fund does not hold any securities denominated in that currency, and may have long or short exposure to a currency.

The Fund may hold a substantial position in cash and money market instruments. The cash holdings of the Fund will vary significantly based on the Adviser’s use of derivatives. Generally, as the Fund holds more derivatives, the Fund will be required to post more cash margin, resulting in a higher cash balance.
Driehaus Multi-Asset Growth Economies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

DRIEHAUS

MUTUAL FUNDS

25 East Erie Street
Chicago, Illinois 60611
1-877-779-0079

Driehaus Multi-Asset Growth Economies Fund *DMAGX
(the “Fund”)

SUPPLEMENT DATED JANUARY 29, 2020
TO THE SUMMARY PROSPECTUS FOR THE FUND (“SUMMARY PROSPECTUS”), PROSPECTUS FOR THE FUND (“PROSPECTUS”) AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) TO THE FUND, EACH DATED APRIL 30, 2019 (together, the “Existing Disclosure”)

On November 14, 2019, the Board of Trustees of the Fund (“the Board”) approved a change to the name of the Fund from the “Driehaus Multi-Asset Growth Economies Fund” to the “Driehaus Emerging Markets Opportunities Fund,” effective as of January 29, 2020. Accordingly, the following modifications to the Existing Disclosure shall be effective January 29, 2020.

1.	All references to name of the Fund shall be replaced in the Existing Disclosure with “Driehaus Emerging Markets Opportunities Fund.”

2.	The following information replaces the existing description of the Principal Investment Strategy on page 2 and 3 of the Summary Prospectus and on pages 19 and 20 of the Prospectus:

Principal Investment Strategy

The Fund is actively managed by the Fund’s investment adviser (“Adviser”). Under normal market conditions, the Fund invests substantially all (no less than 80%) of its net assets (plus the amount of borrowings for investment purposes) in emerging markets securities. Issuers of emerging markets securities may include: (i) issuers organized under the laws of an emerging market country or having securities which are traded principally on an exchange or over-the-counter in an emerging market country; or (ii) issuers which, regardless of where organized or where securities traded, have significant economic exposure in or with emerging market countries. The Adviser will deem an issuer to have significant economic exposure to emerging markets if the issuer has at least 50 percent of its assets in emerging markets or derives or is expected to derive (in the opinion of the Adviser) at least 50 percent of its total revenue or profit from goods purchased or sold, services performed, or sales or investments made in emerging markets. The Fund generally defines an “emerging market” as including, but not limited to, any of the countries or markets represented in the MSCI Emerging Markets Index, or any other country or market with similar emerging characteristics.

The Fund opportunistically invests across multiple asset classes and various security types including equity securities, American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”), exchange-traded funds (”ETFs”), currencies, debt securities such as corporate and sovereign/government bonds, equity-convertible securities such as warrants, rights, and options, and derivative securities such as futures contracts, forwards, options and swaps. The Fund may take both long and short positions across these asset classes.

In managing the Fund, the Adviser uses an investment approach that integrates top-down (focusing on the economy and market trends) analysis of the overall economy and bottom-up (focusing on individual stocks) analysis of individual securities. From a top-down perspective, the Adviser looks at the relative value of securities across asset classes to identify assets to include in the Fund’s portfolio. Bottom-up analysis employs a growth style of investing based on the determination that a company’s revenue and earnings growth can materially exceed market expectations. Bottom-up analysis involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The Adviser’s decision to buy or sell a security is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. The Adviser also takes environmental, social and governance (“ESG”) factors into account when evaluating investment opportunities.

The Fund is not constrained based on the country, region, market capitalization, credit quality or duration of its investments, and its assets may at times be concentrated in a particular country or region. There are no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one market or country at a given time; the Fund may invest significant assets in any single market or country. The composition and asset allocation of the Fund’s investment portfolio will vary over time. For example, during certain times, the Fund’s investment portfolio may be heavily weighted in equity securities, while during other times, the Fund’s investment portfolio may be heavily weighted in debt securities. There are no limitations on the magnitude of such weightings. The securities and instruments in which the Fund invests may also be concentrated in a particular country, asset class, segment of the economy, or issuer. The Fund may invest in issuers across all market capitalizations as well as in issuers with limited operating histories. The Fund may invest in debt securities with a range of maturities from short to long term. Debt securities may include below investment grade debt securities (“junk bonds”) which are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal.

The Fund’s investments in derivatives provide long and short exposures to equity securities, ETFs, debt securities, commodities, currencies and interest rate movements. Derivatives may provide more efficient and economical exposure to market segments than direct investments and may also be a quicker and more efficient way to alter the Fund’s exposure than buying and selling direct investments. The Fund may purchase or write options on equity securities, ETFs and other similar securities, as well as on futures and foreign currencies. The Fund may also engage in short sale transactions. In seeking to achieve its investment objective, the Fund may invest in deliverable and non-deliverable foreign currency forwards, credit default swaps, and interest rate swaps. Derivatives may be used for hedging purposes, including to hedge against interest rate, credit and currency fluctuations, as well as for speculative purposes to achieve the Fund’s investment objective.

In addition to the Fund’s currency exposure that results from its investments in equity and debt securities denominated in foreign currencies (and any related hedging), the Fund may hold foreign currency (or related derivatives) independently of any such investments, may hold a currency even if the Fund does not hold any securities denominated in that currency, and may have long or short exposure to a currency.

The Fund may hold a substantial position in cash and money market instruments. The cash holdings of the Fund will vary significantly based on the Adviser’s use of derivatives. Generally, as the Fund holds more derivatives, the Fund will be required to post more cash margin, resulting in a higher cash balance.